INCOME TAXES - Effective tax rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of effective tax rate:
Federal taxes at statutory rate	21.00%
State taxes, net of federal benefit	1.40%
Permanent items	(1.20%)
Provision to return adjustment and other	(1.60%)
Change in rate	0.40%
Change in valuation allowance	(16.80%)
NOL carryback difference	(0.50%)
Effective income tax rate	2.70%
Net operating loss and carryforward	$ 9,354	$ 7,792
Interest and penalties related to uncertain tax positions	0
Federal
Reconciliation of effective tax rate:
Net operating loss and carryforward	$ 40,100